Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 9,458	$ 9,514
Impact of business combinations		20
Impact of acquisitions applying the optional concentration test	4
Additions	1,485	1,384
Disposals and derecognitions	(44)	(116)
Depreciation charge	(951)	(885)
Impairment charge	(24)	(48)
Impairment reversal		1
Currency translation effects	854	(412)
Property, plant and equipment at end of period	10,782	9,458	$ 9,514
Commitments for purchases of property, plant and equipment	683	770
Capitalized borrowing costs	8	5	3
Continuing operations
Movements of property, plant and equipment [roll forward]
Depreciation charge			(916)
Impairment charge			(106)
Impairment reversal			16
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	20,558	21,393
Property, plant and equipment at end of period	23,508	20,558	21,393
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(11,100)	(11,879)
Property, plant and equipment at end of period	(12,726)	(11,100)	(11,879)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	371	398
Reclassifications	1	1
Additions	34	0
Disposals and derecognitions	(7)	(4)
Impairment charge	(4)	(5)
Currency translation effects	41	(19)
Property, plant and equipment at end of period	436	371	398
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	376	403
Property, plant and equipment at end of period	446	376	403
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5)	(5)
Property, plant and equipment at end of period	(10)	(5)	(5)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	4,542	4,896
Impact of business combinations		6
Impact of acquisitions applying the optional concentration test	1
Reclassifications	400	136
Additions	119	73
Disposals and derecognitions	(6)	(35)
Depreciation charge	(362)	(327)
Impairment charge	(6)	(13)
Currency translation effects	341	(194)
Property, plant and equipment at end of period	5,029	4,542	4,896
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	9,526	10,147
Property, plant and equipment at end of period	10,746	9,526	10,147
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(4,984)	(5,251)
Property, plant and equipment at end of period	(5,717)	(4,984)	(5,251)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,603	1,206
Reclassifications	(973)	(569)
Additions	1,058	1,082
Disposals and derecognitions	(7)	(19)
Impairment charge	(2)	(3)
Currency translation effects	175	(94)
Property, plant and equipment at end of period	1,854	1,603	1,206
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,610	1,213
Property, plant and equipment at end of period	1,863	1,610	1,213
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(7)	(7)
Property, plant and equipment at end of period	(9)	(7)	(7)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,942	3,014
Impact of business combinations		14
Impact of acquisitions applying the optional concentration test	3
Reclassifications	572	432
Additions	274	229
Disposals and derecognitions	(24)	(58)
Depreciation charge	(589)	(558)
Impairment charge	(12)	(27)
Impairment reversal		1
Currency translation effects	297	(105)
Property, plant and equipment at end of period	3,463	2,942	3,014
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	9,046	9,630
Property, plant and equipment at end of period	10,453	9,046	9,630
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(6,104)	(6,616)
Property, plant and equipment at end of period	$ (6,990)	$ (6,104)	$ (6,616)